Related Party (Details) - Schedule of Amount Due To Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from (due to) related parties, net	$ (631)	$ 342,053
Jie Liu [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	2,941	350,983
Hongyu Hao [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	(495)	(68)
Yongqing Dong [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	$ (3,077)	$ (8,862)